DEPRECIATION AND AMORTIZATION (Details) - Summary of Depreciation and Amortization - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Summary of Depreciation and Amortization [Abstract]
Depreciation of ROU assets	$ 86	$ 54
Depreciation of PPE	54	31
R&D - Depreciation	140	85
G&A - Amortization of patent rights	16	12
Depreciation and Amortization	$ 156	$ 97